Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

September 30, 2019

VIPIFF2010-QTLY-1119
1.822892.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	57,425	$1,931,211
VIP Equity-Income Portfolio Investor Class (a)	90,357	2,023,085
VIP Growth & Income Portfolio Investor Class (a)	114,389	2,308,365
VIP Growth Portfolio Investor Class (a)	27,941	1,975,421
VIP Mid Cap Portfolio Investor Class (a)	18,359	562,522
VIP Value Portfolio Investor Class (a)	101,655	1,485,183
VIP Value Strategies Portfolio Investor Class (a)	59,700	727,142
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,655,766)		11,012,929

International Equity Funds - 17.8%
VIP Emerging Markets Portfolio Investor Class (a)	399,672	4,628,207
VIP Overseas Portfolio Investor Class (a)	305,916	6,574,139
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,278,433)		11,202,346

Bond Funds - 48.7%
Fidelity Inflation-Protected Bond Index Fund (a)	575,827	5,867,678
Fidelity Long-Term Treasury Bond Index Fund (a)	108,500	1,613,398
VIP High Income Portfolio Investor Class (a)	229,110	1,260,106
VIP Investment Grade Bond Portfolio Investor Class (a)	1,650,983	22,024,113
TOTAL BOND FUNDS
(Cost $29,085,525)		30,765,295

Short-Term Funds - 16.1%
Fidelity Cash Central Fund 1.96% (b)	6	6
VIP Government Money Market Portfolio Investor Class 1.77% (a)(c)	10,134,716	10,134,716
TOTAL SHORT-TERM FUNDS
(Cost $10,134,722)		10,134,722
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $57,154,446)		63,115,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$63,115,297

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,334,804	$1,156,761	$1,030,223	$17,865	$12,007	$394,329	$5,867,678
Fidelity Long-Term Treasury Bond Index Fund	3,178,496	757,290	2,947,924	66,595	348,505	277,031	1,613,398
VIP Contrafund Portfolio Investor Class	2,231,630	552,573	997,617	272,152	47,653	96,972	1,931,211
VIP Emerging Markets Portfolio Investor Class	3,441,030	1,436,496	835,447	--	27,456	558,672	4,628,207
VIP Equity-Income Portfolio Investor Class	2,341,596	440,674	1,001,283	163,986	(79,263)	321,361	2,023,085
VIP Government Money Market Portfolio Investor Class 1.77%	8,807,628	2,467,203	1,140,115	150,089	--	--	10,134,716
VIP Growth & Income Portfolio Investor Class	2,669,264	679,267	1,182,697	292,446	95,280	47,251	2,308,365
VIP Growth Portfolio Investor Class	2,281,026	459,183	1,057,526	154,030	221,666	71,072	1,975,421
VIP High Income Portfolio Investor Class	1,140,366	157,893	166,052	10,042	(6,340)	134,239	1,260,106
VIP Investment Grade Bond Portfolio Investor Class	16,626,255	6,306,309	2,345,707	74,529	21,814	1,415,442	22,024,113
VIP Mid Cap Portfolio Investor Class	648,952	176,935	284,748	73,901	(10,676)	32,059	562,522
VIP Overseas Portfolio Investor Class	5,192,080	1,829,034	1,122,112	199,507	7,135	668,002	6,574,139
VIP Value Portfolio Investor Class	1,719,885	341,426	780,528	115,225	41,786	162,614	1,485,183
VIP Value Strategies Portfolio Investor Class	839,277	195,333	400,060	85,622	(13,050)	105,642	727,142
	$56,452,289	$16,956,377	$15,292,039	$1,675,989	$713,973	$4,284,686	$63,115,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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